Income Tax (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Israel
Foreign
Total current income tax expense / (benefit)
Deferred:
Israel
Foreign
Total deferred income tax expense (benefit)
Total provision for income taxes